Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the beginning and ending amount of unrecognized tax liabilities
Beginning Balance	$ 16.5	$ 13.1	$ 6.7
Additions based on tax positions related to current year	4.9	3.4	2.3
Additions for tax positions of prior years	4.6	3.0	4.7
Reductions for tax positions of prior years			(0.6)
Decreases resulting from settlements with tax authorities	2.2	3.0
Net, current activity	7.3	3.4	6.4
Ending Balance	23.8	16.5	$ 13.1
Income Tax Uncertainties [Abstract]
Gross accrued interest and penalties on unrecognized tax benefits	2.0	1.8
Unrecognized income tax benefits that, if recognized, would affect the effective tax rates	24.5	17.0
Unrecognized income tax benefits that, if recognized, would affect the effective tax rates , interest and penalties	$ 1.3	$ 1.2